SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Aspire Biopharma Inc [Member]
SCHEDULE OF RESTATEMENT CONSOLIDATED FINANCIAL STATEMENTS

The effect of the restatement of the Balance Sheets for December 31, 2023, is as follows:

	As Previously Reported	Restated	Effect of the
	December 31, 2023	December 31, 2023	Restatement
ASSETS:
Current Assets:
Cash	$11,174	$11,174	$-
Prepaid Expenses	35,000	35,000	-
Total Current Assets	46,174	46,174	-
Total Assets	$46,174	$46,174	$-

LIABILITIES AND STOCKHOLDERS’ EQUITY:
Current Liabilities:
Accounts Payable	$172,773	$172,773	$-
Short-term loans from shareholders	360,636	360,636	-
Other Current Liabilities	626	626	-
Total Current Liabilities	534,035	534,035	-

Total Long-Term Liabilities	-	-	-
Total Liabilities	$534,035	$534,035	$-

Stockholders Equity:
Common stock - Par Value $0.001	221,500	22,000	(199,500)
Additional paid-in-capital	758,000	957,500	199,500
Accumulated Deficit	(1,467,361)	(1,467,361)	-
Total Equity	(487,861)	(487,861)	-
TOTAL LIABILITIES AND EQUITY	$46,174	$46,174	$-